Pay vs Performance Disclosure - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended			13 Months Ended	20 Months Ended
	Nov. 28, 2022	Aug. 31, 2023	May 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Aug. 22, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dr. Quinn ($)(1)	Summary Compensation Table Total for Mr. Kastenmayer ($)(1)	Summary Compensation Table Total for Mr. Goldberg ($)(1)	Summary Compensation Table Total for Mr. Alspaugh ($)(1)	Summary Compensation Table Total for Dr. Turtle ($)(1)	Compensation Actually Paid to Dr. Quinn ($)	Compensation Actually Paid to Mr. Kastenmayer ($)	Compensation Actually Paid to Mr. Goldberg ($)	Compensation Actually Paid to Mr. Alspaugh ($)	Compensation Actually Paid to Dr. Turtle ($)(3)
2024	N/A	N/A	N/A	N/A	$6,960,186	N/A	N/A	N/A	N/A	$12,324,760
2023	N/A	N/A	$830,207	$8,360,029	$15,919,545	N/A	N/A	$122,206	$13,594,354	$35,296,939
2022	$2,392,254	$865,785	$1,832,485	N/A(6)	N/A	$431,085	$318,380	$564,676	N/A(6)	N/A

Year	Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Stockholder Return Based on Initial Fixed $100 Investment ($)(4)	Net Income (in thousands) ($)(5)
2024	$5,798,053	$5,566,084	$20	$(208,018)
2023	$7,069,877	$9,563,596	$18	$(338,790)
2022	$1,049,862	$202,299	$9	$(83,815)

Named Executive Officers, Footnote	During years 2022, 2023 and 2024, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Years 2022 through 2024
Dr. Anthony Quinn	January 1, 2022 through August 23, 2022
Jim Kastenmayer	August 23, 2022 through November 29, 2022
Jeffrey M. Goldberg	November 29, 2022 through May 16, 2023
Jonathan Alspaugh	May 16, 2023 through August 31, 2023
Cameron Turtle	November 22, 2023 through December 31, 2024
The dollar amounts reported in these columns represent the amount of total compensation reported for each of Dr. Quinn and Messrs. Kastenmayer, Goldberg, Alspaugh and Turtle (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation Summary Compensation Table” above.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2024. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Dr. Turtle	Average Non-PEO NEOs
Summary Compensation Table Total	$6,960,186	$5,798,053
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(5,914,353)	$(5,283,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$4,152,217	$4,501,533
Plus, fair value as of vesting date of equity awards granted and vested in the year	$2,129,038	$40,957
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,381,127	$174,038
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$3,616,545	$334,526
Compensation Actually Paid to PEOs	$12,324,760	$5,566,084

Non-PEO NEO Average Total Compensation Amount				$ 5,798,053	$ 7,069,877	$ 1,049,862
Non-PEO NEO Average Compensation Actually Paid Amount				$ 5,566,084	9,563,596	202,299
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2024. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Dr. Turtle	Average Non-PEO NEOs
Summary Compensation Table Total	$6,960,186	$5,798,053
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(5,914,353)	$(5,283,023)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$4,152,217	$4,501,533
Plus, fair value as of vesting date of equity awards granted and vested in the year	$2,129,038	$40,957
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$1,381,127	$174,038
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$3,616,545	$334,526
Compensation Actually Paid to PEOs	$12,324,760	$5,566,084

Compensation Actually Paid vs. Total Shareholder Return				The following graph displays the compensation actually paid to our NEOs compared to our TSR.
Compensation Actually Paid vs. Net Income				The following graph displays our compensation actually paid compared to our net income.
Total Shareholder Return Amount				$ 20	18	9
Net Income (Loss)				$ (208,018,000)	(338,790,000)	(83,815,000)
PEO Name	Jim Kastenmayer	Jonathan Alspaugh	Jeffrey M. Goldberg				Cameron Turtle	Dr. Anthony Quinn
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the average amount of total compensation report for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows: (i) for 2024, Dr. Sheldon Sloan and Mr. Burrows; (ii) for 2023, Mr. Burrows and Ms. King-Jones, and (iii) for 2022, Mr. Alspaugh and Dr. Leslie Sloan.Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.Mr. Alspaugh only served as a PEO during fiscal year 2023; his compensation for fiscal year 2022 is included in the average for the Non-PEO NEOs.
Analysis of Information Presented in the Pay Versus Performance Table
				In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.
Cameron Turtle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,960,186	15,919,545
PEO Actually Paid Compensation Amount				12,324,760	35,296,939
Jeffrey M. Goldberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					830,207	1,832,485
PEO Actually Paid Compensation Amount					122,206	564,676
Jonathan Alspaugh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,360,029
PEO Actually Paid Compensation Amount					$ 13,594,354
Dr. Anthony Quinn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,392,254
PEO Actually Paid Compensation Amount						431,085
Jim Kastenmayer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						865,785
PEO Actually Paid Compensation Amount						$ 318,380
PEO | Cameron Turtle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,914,353)
PEO | Cameron Turtle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,152,217
PEO | Cameron Turtle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,381,127
PEO | Cameron Turtle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,129,038
PEO | Cameron Turtle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,616,545
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,283,023)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,501,533
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				174,038
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				40,957
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 334,526